Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables [Text Block]

15. Trade and other payables

	Dec. 31, 2025	Dec. 31, 2024
Trade payables	$84.8	$66.7
Accruals and payables	231.9	173.4
Accrued interest	13.8	15.1
Statutory payables	12.3	15.0
	$342.8	$270.2

  Accruals and payables include operational and capital costs and employee benefit amounts owing.